                                                                                                                                                     As filed with the Securities and Exchange Commission on November 26, 2008
                                                                                                                                                                                                                                  1933  Act No.
                                                                                                                                                                                                                                                    1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
Pre-Effective Amendment No.
Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
Amendment No.

(Check appropriate box or boxes)

     EGA Emerging Global Shares Trust
(Exact Name of Registrant as Specified in Charter)
171 East Ridgewood Avenue, Ridgewood, NJ 07450
(Address of Principal Executive Offices) (Zip Code)
201-214-5559
 (Registrant's Telephone Number, including Area Code)

Robert C. Holderith, EGA Emerging Global Shares Trust
171 East Ridgewood Avenue
 Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)
With Copies to:

Michael D. Mabry, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
 Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement. It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b) of Rule 485
____on (date) pursuant to paragraph (b) of Rule 485
____60 days after filing pursuant to paragraph (a)(1) of Rule 485
____on (date) pursuant to paragraph (a)(1) of Rule 485
____75 days after filing pursuant to paragraph (a)(2) of Rule 485
____on (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion

Preliminary Prospectus dated November 26, 2008

EGA Emerging Global Shares Trust

	Cusip	NYSE

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund	[ ]	[ ]
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	[ ]	[ ]

Prospectus

[ ], 2008

EGA Emerging Global Shares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust that consists of separate exchange-traded funds (each a “Fund” and collectively, the “Funds”). Emerging Global Advisors, LLC (“EGA” or the “Adviser”) serves as the investment adviser to each Fund.

The shares of each Fund (“Shares”) are listed on the NYSE Arca, Inc. (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the indicative intraday value (“IIV”) of the Shares disseminated by the Exchange and may be above, below or equal to the Funds’ end of day net asset value (“NAV”). Each fund has its own CUSIP number and exchange trading symbol. Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus – such as information about purchasing and redeeming Shares from or with a Fund and all references to the Transaction Fee imposed on purchases and redemptions – is not relevant to retail investors. You should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing. Please read the Prospectus carefully before investing.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

Table of Contents
Investment Objective	1
Principal Investment Strategies	1
Principal Risk Factors	6
Performance	10
Fees and Expenses	11
Additional Securities, Instruments and Strategies	12
Special Risks of Exchange-Traded Funds	13
Precautionary Notes	14
Information About the Index Licensor	14
Creation and Redemption of Creation Units	15
Dividends, Distributions and Taxes	18
Other Information	20
Management of the Trust	21
The Dow Jones Emerging Markets Titans Indices	21
Portfolio Holdings Information	23
Other Service Providers	23

i

INVESTMENT OBJECTIVE

Each Fund is non-diversified and seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the Fund’s corresponding benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”). Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to achieve its investment objective of total return by attempting to replicate the portfolio of its Underlying Index.

Each Underlying Index is constructed using a rules-driven methodology to create a modified market capitalization weighted index comprised of U.S. and foreign exchange traded companies whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe (“Emerging Markets”). The Underlying Indices seek to capture the aggregate potential of publicly traded firms in the basic resources industry and in each of the 10 industrial sectors, as defined by the Industry Classification Benchmark (“ICB”) system developed by Dow Jones Indexes, across the developing world.

Most traditional securities indices and index funds typically utilize a straight market capitalization weighted methodology that determines the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares). This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index and the smallest companies in the index will frequently have minimal exposure. Further, in national market portfolios, the very largest firms generally absorb most of the allocation in a country index.

In Emerging Markets, an unmodified market capitalization allocation may result in large stakes in giant former state-owned companies that may or may not be at the top of the market value table as a result of business prowess. Moreover, many Emerging Markets countries are dominated by a relatively small number of companies. They simply have not had the time to allow for competitive markets to develop with many large, publicly traded names such as those associated with the developed world.

EGA believes that to truly have a robust and diversified Emerging Markets portfolio that is conducive to providing optimal risk-return performance characteristics, the modified market capitalization weighted approach used by Dow Jones Indexes to create the Underlying Indices is superior to a pure market capitalization approach. This modified capitalization approach considers a more comprehensive set of economic forces within various nations rather than just company size, seeks to diversify correlation effects that result from trade links between countries and examines invest-able developing countries without making a distinction for “frontier markets.”

From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index. The Funds will also rebalance their portfolio securities promptly following the annual rebalancing of each Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund’s intention is to replicate the constituent securities of the corresponding Underlying Index as closely as possible using American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or ordinary local shares. However, the Funds may, in EGA’s discretion, remain invested in securities that were deleted from the Fund’s Underlying Index until EGA next rebalances the Fund. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of its Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Titans Composite Index. The Dow Jones Emerging Markets Titans Composite Index is a stock market index comprised of a representative sample of 300 Emerging Markets companies that Dow Jones Indexes deems to be leading companies in each of the 10 industrial sectors, as defined by the ICB, across the developing world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Dow Jones Emerging Markets Titans Composite Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, and Portfolio Turnover Risk.

Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Basic Materials Titans Index. The Dow Jones Emerging Markets Basic Materials Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Basic Materials sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Basic Materials companies included in the Dow Jones Emerging Markets Basic Materials Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Basic Materials companies as companies that are included in the Dow Jones Emerging Markets Basic Materials Titans Index at the time of purchase and generally includes companies whose businesses involve: chemicals; forestry and paper; industrial metals; and mining. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Basic Materials Risk.

Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Basic Resources Titans Index. The Dow Jones Emerging Markets Basic Resources Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be in the Basic Resources industry.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Basic Resources companies included in the Dow Jones Emerging Markets Basic Resources Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Basic Resources companies as companies that are included in the Dow Jones Emerging Markets Basic Resources Titans Index at the time of purchase and generally includes companies involved in the extraction and basic processing of basic resources other than oil and gas, such as coal, metal ore (including the production of basic aluminum, iron and steel products), precious metals and gemstones. It also may include companies involved in the forestry and paper industry. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Basic Resources Risk.

Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Consumer Goods Titans Index. The Dow Jones Emerging Markets Consumer Goods Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Consumer Goods sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Goods companies included in the Dow Jones Emerging Markets Consumer Goods Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Goods companies as companies that are included in the Dow Jones Emerging Markets Consumer Goods Titans Index at the time of purchase and generally includes companies whose businesses involve: automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; and tobacco. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Consumer Goods Risk.

Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Consumer Services Titans Index. The Dow Jones Emerging Markets Consumer Services Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Consumer Services sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Services companies included in the Dow Jones Emerging Markets Consumer Services Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Services companies as companies that are included in the Dow Jones Emerging Markets Consumer Services Titans Index at the time of purchase and generally includes companies whose businesses involve: food and drug retail; general retail; media; and travel and leisure. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Consumer Services Risk.

Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Oil and Gas Titans Index. The Dow Jones Emerging Markets Oil and Gas Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Oil and Gas sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Oil and Gas companies included in the Dow Jones Emerging Markets Oil and Gas Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Oil and Gas companies as companies that are included in the Dow Jones Emerging Markets Oil and Gas Titans Index at the time of purchase and generally includes companies whose businesses involve: oil and gas production; oil equipment, services and distribution; and alternative energy. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Oil and Gas Risk.

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Financials Titans Index. The Dow Jones Emerging Markets Financials Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Financials sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Financials companies included in the Dow Jones Emerging Markets Financials Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Financials companies as companies that are included in the Dow Jones Emerging Markets Financials Titans Index at the time of purchase and generally includes companies whose businesses involve: banking; insurance; real estate; and financial services. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Financials Risk.

Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Health Care Titans Index. The Dow Jones Emerging Markets Health Care Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Health Care sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Health Care companies included in the Dow Jones Emerging Markets Health Care Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Health Care companies as companies that are included in the Dow Jones Emerging Markets Health Care Titans Index at the time of purchase and generally includes companies whose businesses involve: health care equipment and services; pharmaceuticals; and biotechnology. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Health Care Risk.

Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Industrials Titans Index. The Dow Jones Emerging Markets Industrials Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Industrials sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Industrials companies included in the Dow Jones Emerging Markets Industrials Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Industrials companies as companies that are included in the Dow Jones Emerging Markets Industrials Titans Index at the time of purchase and generally includes companies whose businesses involve: construction and materials; aerospace and defense; general industry; electronic and electrical equipment; industrial engineering; industrial transportation; and support services. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Industrials Risk.

Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Technology Titans Index. The Dow Jones Emerging Markets Technology Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Technology sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Technology companies included in the Dow Jones Emerging Markets Technology Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Technology companies as companies that are included in the Dow Jones Emerging Markets Technology Titans Index at the time of purchase and generally includes companies whose businesses involve: software and computer services; and technology hardware and equipment. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Technology Risk.

Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Telecommunications Titans Index. The Dow Jones Emerging Markets Telecommunications Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Telecommunications sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Telecommunications companies included in the Dow Jones Emerging Markets Telecommunications Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Telecommunications companies as companies that are included in the Dow Jones Emerging Markets Telecommunications Titans Index at the time of purchase and generally includes companies whose businesses involve fixed-line and mobile telecommunications. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Telecommunications Risk.

Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The Fund seeks to achieve its investment objective of total return by investing in the constituent securities of the Dow Jones Emerging Markets Utilities Titans Index. The Dow Jones Emerging Markets Utilities Titans Index is a stock market index comprised of 30 leading Emerging Markets companies that Dow Jones Indexes deems to be part of the Utilities sector of the global economy.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Utilities companies included in the Dow Jones Emerging Markets Utilities Titans Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Utilities companies as companies that are included in the Dow Jones Emerging Markets Utilities Titans Index at the time of purchase and generally includes companies whose businesses involve provision of: electricity; gas; water; or in several services (multi-utilities). The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

Principal Risks: Correlation Risk, Stock Market Risk, Market Trading Risks, Liquidity Risk, Lack of Market Liquidity for Fund Shares, Shares of the Funds May Trade at Prices other than NAV, Non-Correlation Risk, Non-Diversification Risk, Foreign Currency Risk, Emerging Markets Risk, Foreign Investment Risk, Market Price Variance Risk, Small- and Mid-Cap Company Investment Risk, Portfolio Turnover Risk, Concentration Risk and Utilities Risk.

PRINCIPAL RISK FACTORS

Like all investments, investing in the Funds entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in a Fund. A Fund’s NAV will change daily based on variations in market conditions, interest rates and other economic, political or financial developments. A Fund’s response to these developments will depend upon the types of securities in which the Fund invests, the Fund’s level of investment in particular issuers and other factors, including the financial condition, industry, economic sector and location of such issuers.

The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are noted in each Fund description and described below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. The Statement of Additional Information (“SAI”) contains additional information about the Funds, their investment strategies and related risks. Each Fund may be subject to risks in addition to those identified as principal risks.

Stock Market Risk (all Funds) Stock market risk is the risk that broad movements in financial markets will adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes. There is also a risk that the price of one or more of the securities or other instruments in a Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Trading Risks (all Funds) There can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the Shares of the Funds will be listed for trading on the Exchange, it is possible that an active trading market may not be maintained. This principal risk applies only to investors who will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

Liquidity Risk (all Funds) In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its Underlying Index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

Lack of Market Liquidity for Fund Shares (all Funds) Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if a Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. This principal risk applies only to investors who will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers and does not apply to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to a Fund.

Shares of the Funds May Trade at Prices Other Than NAV (all Funds) It is expected that the Shares of each Fund will be listed for trading on the Exchange and will be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of a Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to trade at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which is when you may most want to sell your Shares. Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Non-Correlation Risk (all Funds) A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its Underlying Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Non-Diversification Risk (all Funds) Each Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Foreign Currency Risk (all Funds) Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Foreign Investment Risk (all Funds) Foreign securities and financial instruments correlated to such securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by a Fund as described under Foreign Currency Risk above.

Emerging Markets Risk (all Funds) Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

Small- and Mid-Cap Company Investment Risk (all Funds) Small- and Mid-Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of small-and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industrywide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Portfolio Turnover Risk (all Funds) Active market trading of Fund shares may cause more frequent creation or redemption activities and could increase the rate of portfolio turnover. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Concentration Risk (Basic Materials Titans Index Fund, Consumer Goods Titans Index Fund, Consumer Services Titans Index Fund, Oil and Gas Titans Index Fund, Financials Titans Index Fund, Health Care Titans Index Fund, Industrials Titans Index Fund, Technology Titans Index Fund, Telecommunications Titans Index Fund,  Utilities Titans Index Fund and Basic Resources Titans Index Fund) A Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Basic Materials Risk (Basic Materials Titans Index Fund) Issuers in the Basic Materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the Basic Materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.

Basic Resources Risk (Basic Resources Titans Index Fund) Securities of companies involved in basic resources may be subject to broad price fluctuations, reflecting volatility of energy and basic materials’ prices and possible instability of supply of various basic resources. In addition, some companies may be subject to the risks generally associated with extraction of basic resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with basic resources, such as fire, drought, and increased regulatory and environmental costs. The production and marketing of basic resources may be affected by action and changes in governments.

Consumer Goods Risk (Consumer Goods Titans Index Fund) The Consumer Goods sector may be strongly affected by fads, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies represented in the Underlying Index. In addition, tobacco companies in the Consumer Goods sector may be adversely affected by new laws, regulation and litigation.

Consumer Services Risk (Consumer Services Titans Index Fund) The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition and consumer confidence. The consumer services sector depends heavily on disposable household income and consumer spending. Companies in the consumer services sector may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

Oil and Gas Risk (Oil and Gas Titans Index Fund) The profitability of companies in the Oil and Gas sector is related to worldwide energy prices, exploration, and production spending. Companies in the Oil and Gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the Oil and Gas sector may be at risk for environmental damage claims. Companies in the Oil and Gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (i.e., expropriation, nationalization, confiscation of assets and coups, social unrest, violence or labor unrest). The Fund will have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Financials Risk (Financials Titans Index Fund) Companies in the Financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The Financials sector is exposed to risks that may impact the value of investments in the Financials sector more severely than investments outside this sector, including operating with substantial financial leverage. The Financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate and other market, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses. Some financial services companies have experienced declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to decline in value. Insurance companies in particular, may be subject to severe price competition, which may have an adverse impact on their profitability.

Health Care Risk (Health Care Titans Index Fund) The profitability of companies in the Health Care sector may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the Health Care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly. Companies in the Health Care sector may be thinly capitalized and may be susceptible to product obsolescence.

Industrials Risk (Industrials Titans Index Fund) The stock prices of companies in the Industrials sector are affected by supply and demand both for their specific product or service and for Industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions affect the performance of companies in the Industrials sector. Companies in the Industrials sector may be adversely affected by environmental damages and product liability claims.

Technology Risk (Technology Titans Index Fund) Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Telecommunication Risk (Telecommunications Titans Index Fund) The domestic telecommunications market is characterized by increasing competition and regulation by the U.S. Federal Communications Commission and various state regulatory authorities. Companies in the Telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of telecommunications companies obsolete.

Utilities Risk (Utilities Titans Index Fund) Companies in the Utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures.

PERFORMANCE

There is no performance information presented for the Funds, as the Funds had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Funds. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund Shares.

	Composite	Basic	Basic	Consumer	Consumer	Oil and Gas
	Fund	Materials	Resources	Goods Fund	Services	Fund
		Fund	Fund		Fund
Shareholder Fees (fees paid directly from
investments in Creation Units)(l)

Creation Transaction Fees

Through NSCC	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000

Outside NSCC and Custom Orders	up to	up to	up to	up to	up to	up to
	$4,000	$4,000	$4,000	$4,000	$4,000	$4,000

Redemption Transaction Fees

Through NSCC	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000

Outside NSCC and Custom Orders	up to	up to	up to	up to	up to	up to
	$4,000	$4,000	$4,000	$4,000	$4,000	$4,000

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-l) Fees (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses (3)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Total Annual Fund Operating Expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%

Less Management Fee Waiver/Expense	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Reimbursement (4)

Net Annual Fund Operating Expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

	Financials Health Care Industrials Technology				Telecom- Utilities Fund
	Fund	Fund	Fund	Fund	munications
					Fund

Shareholder Fees (fees paid directly from
investments in Creation Units)(l)

Creation Transaction Fees

Through NSCC	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000

Outside NSCC and Custom Orders	up to	up to	up to	up to	up to	up to
	$4,000	$4,000	$4,000	$4,000	$4,000	$4,000

Redemption Transaction Fees

Through NSCC	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000

Outside NSCC and Custom Orders	up to	up to	up to	up to	up to	up to
	$4,000	$4,000	$4,000	$4,000	$4,000	$4,000

Annual Fund Operating Expenses
(expenses deducted from Fund assets)

Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-l) Fees (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Other Expenses (3)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Total Annual Fund Operating Expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%

Less Management Fee Waiver/Expense	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Reimbursement (4)

Net Annual Fund Operating Expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

The following example is intended to help retail investors compare the cost of investing in each Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in a Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that a Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and

11

sell Shares of a Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Financial Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund	$[ ]	$[ ]

Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	$[ ]	$[ ]

(1) These Shareholder Fees apply to purchases and redemptions of Creation Units only. See “Creation Transaction Fees and Redemption Fees” below. These fees would not apply to Shares that are purchased and sold on the Exchange, although customary brokerage fees may apply.

(2) The Trust has adopted a Distribution and Service Plan pursuant to which each Fund may be subject to an annual Rule 12b-l fee of up to 0.25% . The Trust’s Board has not implemented this fee, however, and will not do so for at least one year from the date of this Prospectus.

(3) “Other Expenses” are based on estimated amounts for the current fiscal year.

(4) The Trust and EGA have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s expenses from exceeding the “Net Annual Fund Operating Expenses” shown in the table above. This agreement will remain in effect and will be contractually binding for at least one year from the date of this Prospectus.

ADDITIONAL SECURITIES, INSTRUMENTS AND STRATEGIES

This section describes additional securities, instruments and strategies that may be utilized by a Fund.

Depositary Receipts (DRs). Depositary receipts include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

  ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies.
  Investment in ADRs has certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.
  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

Money Market Instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

Repurchase Agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.

U.S. Government Securities. U.S. Government securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities. A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

The Funds participate in a securities lending program under which the Funds’ are authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The [Securities Lending Agent] receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program. The Funds may use the remaining income from the program to offset other fees charged by the Funds’ custodian and its affiliates, including administration and transfer agency fees.

Futures. Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with EGA, [Sub-Adviser] or a Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Investment Company Securities. Securities of other investment companies, including closed-end funds and offshore funds, may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies For purposes of the Investment Company Act of 1940, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

INFORMATION ABOUT THE INDEX LICENSOR

“Dow Jones” is a service mark of Dow Jones & Company, Inc.

Dow Jones does not:

  Sponsor, endorse, sell or promote any of the Funds.
  Recommend that any person invest in the Funds or any other securities.
  Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Funds.
  Have any responsibility or liability for the administration, management of marketing of the Funds.
  Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating the Dow Jones Indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the Funds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

  The results to be obtained by the Funds, the owners of the Funds or any other person in connection with the use of the Dow Jones Indexes and the data included in the Dow Jones Indexes;
  The accuracy or completeness of the Dow Jones Indexes and their data; or
  The merchantability and the fitness for a particular purpose or use of the Dow Jones Indexes and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones Indexes or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between EGA and Dow Jones is solely for their benefit and not for the benefit of the investors in the Funds or any other third parties.

CREATION AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (“DTC”), a limited trust company and securities depository that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, that has executed a Participant Agreement with the Funds’ distributor (“Distributor”). Because Creation Units likely will cost millions of dollars, it is expected that only institutional investors will purchase and redeem Shares directly with an issuing Fund.

Retail investors may acquire Shares on the secondary market (i.e., not from the issuing Fund) through a broker. Shares of each Fund are listed on the Exchange and are publicly traded. For information about acquiring Shares through a secondary market purchase, please contact your broker. If you want to sell Shares of a Fund on the secondary market, you must do so through your broker. When you buy or sell Shares on the secondary market, your broker may charge you a commission or other transaction charges and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the secondary market. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares. The Funds impose no restrictions on the frequency of purchases and redemptions directly with the Funds. In establishing this policy, the Board of Trustees noted that the Funds are expected to be attractive to arbitrageurs (where trading activity is critical to ensuring that shares trade at or close to net asset value per share) as well as active institutional and retail investors interested in buying and selling equity market basket index securities on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, each Fund issues and redeems its shares at net asset value per share in Creation Units plus applicable transaction fees and each Fund’s shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that the risks of frequent trading were less than in the case of a traditional mutual fund. Nevertheless, to the extent that purchases and redemptions directly with the Funds are effected in cash rather than through a contribution or redemption of portfolio securities, frequent purchases and redemptions could increase the rate of portfolio turnover. A high ratio of portfolio turnover may negatively impact a Fund’s performance by increasing transaction costs. In addition, large movements of cash into or out of the Funds may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.

Purchasing Shares Directly From a Fund

You can purchase Shares directly from a Fund only if you meet the following criteria and comply with purchase transaction procedures specified by the Trust.

Eligible Investors To purchase Shares directly from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. Investors should contact the Distributor for the names of Authorized Participants.

Creation Units You must purchase Shares in large blocks, known as “Creation Units.” For each Fund, a Creation Unit is comprised of 50,000 shares.

For any particular Fund, the number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds will not issue fractional Creation Units.

Purchase Procedures

In-kind Deposits. To purchase Shares directly from a Fund, you must deposit with the Fund a basket of securities and cash. Each business day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security to be included in that day’s creation basket (“Deposit Securities”). The identity and number of shares of the Deposit Securities required for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. Each Fund reserves the right to permit or require the substitution of an amount of cash - i.e., a “cash in lieu” amount - to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

Balancing Amount. In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from a Fund an amount of cash referred to as the “Balancing Amount.” The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit. The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount. The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or in the case of redemptions, the redemption proceeds). This is because the mark-to-market value of the Financial Instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket). You also must pay a Transaction Fee, described below, in cash. For custom orders, “cash in lieu” may be added to the Balancing Amount to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting. The Balancing Amount must be paid to the Trust on the third Business Day following the Transmittal Date.

Placement of Purchase Orders. All purchase orders for Shares must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”). Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below). A purchase order must be received by the Distributor by 4:00 p.m. New York time, if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement, in order to receive that day’s closing NAV per Share. A custom order may be placed, for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than 3:00 p.m. New York time in order to receive that day’s NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities. Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement. See the “Summary of Transaction Fees and Charges” below for more information.

Redeeming Shares Directly From a Fund

The redemption process is essentially the reverse of the purchase process described above. To redeem Shares, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant, and you must tender Shares in Creation Units.

Redemption Procedures

Redemption Proceeds. Redemption proceeds will be paid in-kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times however, when the creation and redemption baskets differ. The composition of the redemption basket will be available through the NSCC. Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

Balancing Amount. If the NAV of a Creation Unit is higher than the value of the redemption securities, you will receive from the issuing Fund a Balancing Amount in cash. If the NAV of a Creation Unit is lower than the value of the redemption securities, you will be required to pay to the issuing Fund a Balancing Amount in cash. If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

Placement of Redemption Orders. As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process. A redemption order must be received by the Distributor prior to 4:00 p.m. New York time if transmitted by mail or by 3:00 p.m. New York time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a Fund may, in its sole discretion, permit. Investors that elect to receive cash in lieu of one or more securities in the redemption basket are subject to an additional charge. Redemptions of Creation Units for cash (when available) and/or outside of the continuous Net Settlement System of the National Securities Clearing Corp. (“NSCC”) also require the payment of an additional charge. See the “Summary of Transaction Fees and Charges” below for more information.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay additional fees for such services. The following table summarizes the components of the Transaction Fees.

Maximum
		Fixed Transaction Fee	Cash	Additional
		In-Kind		Charge for Cash
			Outside	Purchases and
	NSCC	Outside NSCC	NSCC	Redemption*

Emerging Global Shares Dow Jones
Emerging Markets Titans Composite	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Basic Materials	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Titans Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Basic Resources	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Titans Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Consumer Goods	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Titans Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Consumer	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Services Titans Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Oil and Gas Titans	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Financials Titans	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Index Fund

Maximum
		Fixed Transaction Fee	Cash	Additional
		In-Kind		Charge for Cash
			Outside	Purchases and
	NSCC	Outside NSCC	NSCC	Redemption*

Emerging Global Shares Dow Jones
Emerging Markets Health Care Titans	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Industrials Titans	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Index Fund

Emerging Global Shares Dow Jones
Emerging Markets Technology Titans	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Index Fund

Emerging Global Shares Dow Jones
Emerging Markets	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Telecommunications Titans Index
Fund

Emerging Global Shares Dow Jones
Emerging Markets Utilities Titans	$ 1,000	Up to 3 times the NSCC amount	$ 4,000	Up to [ ] bps
Index Fund

* As a percentage of the amount invested.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

  Your Fund makes distributions,
  You sell your Shares listed on the NYSE Arca, and
  You purchase or redeem Creation Units.

Dividends & Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay annually dividends to shareholders of all of its net investment income, if any. Each Fund will also declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s Shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains, if any, in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid to individual shareholders and designated by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates provided certain holding period requirements are met

Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event. Currently, any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

OTHER INFORMATION

Distribution Plan

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor, or a dealer agreement with a broker-dealer.

No 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Determination of NAV

The NAV per Share of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by the [Fund Accountant] and determined each business day at the close of regular trading of the NYSE (ordinarily 4:00 p.m. New York time).

Securities and other assets are generally valued at their market value using information provided by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. When a market price is not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Funds sold them. See the SAI for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If the exchange or market on which a Fund’s investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.

Premium/Discount Information

The Funds anticipate that there is likely to be differences between the daily market price on secondary markets for Shares and the Funds’ NAV. NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described in the previous section. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which a Fund is listed for trading, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

MANAGEMENT OF THE TRUST

Board of Trustees and Officers

The Board of Trustees of the Trust is responsible for the general supervision of all of the Funds. The officers of the Trust are responsible for the day-to-day operations of the Funds.

The Investment Adviser and Sub-Adviser

EGA, located at 171 East Ridgewood Ave., Ridgewood, NJ 07450, serves as investment adviser to all of the Funds and provides investment advice and management services to the Funds. EGA oversees the investment and reinvestment of the assets in each Fund. For its investment advisory services, EGA is entitled to receive fees equal to 0.85% of the average daily net assets of each Fund. A discussion regarding the basis for the Board of Trustees approving the sub-advisory agreement of the Funds will be available in the Trust’s initial report to shareholders.

[SUB-ADVISER INFORMATION TO BE FILED IN PRE-EFFECTIVE AMENDMENT]

Portfolio Management

Richard C. Kang serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Kang is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund's Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that reconstitutions are done according to the predetermined process described below in “The Dow Jones Emerging Markets Titans Indices.” Mr. Kang is the Chief Investment Officer of EGA and joined EGA in October 2008, following previous employment at ETFx Indexes from October 2007 to September 2008, where he served as a contract consultant. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

Investment decisions for each of the Funds are made by a team of portfolio managers. The individual members of [Sub-Adviser’s] team responsible for the day-to-day management of the Funds are: [TO BE FILED IN PRE-EFFECTIVE AMENDMENT].

The Trust’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares in the Funds.

THE DOW JONES EMERGING MARKETS TITANS INDICES

The Underlying Indices are modified market capitalization weighted indices comprised of U.S. and foreign exchange traded companies whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. These indices seek to capture the aggregate potential of publicly traded firms engaged in the basic resources industry and in each of the 10 industrial sectors defined by Industry Classification Benchmark (ICB) system developed by Dow Jones Indexes across the developing world. Each Index is rebalanced annually. Dow Jones Indexes serves as the calculation agent for each Index. The value of each Index will be disseminated every [ ] seconds over the Consolidated Tape Association’s Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. (New York Time) under the tickers [ ].

Eligibility Criteria for Index Components

For locally listed and traded issues, countries must fall within the Dow Jones Wilshire Global Index (the “DJW Global Index”) universe of countries as described by Dow Jones Indexes on their corporate website. As the DJW Global Index universe of countries expands to include more nations, EGA expects Dow Jones Indexes to include issues from those nations in the index. Constituent countries must have at least US $90 billion in economic output on a purchasing power parity basis as described by research conducted by the World Bank.

Companies domiciled in developed markets that derive a highly meaningful fraction of their revenue from economic activity in an emerging market may be considered an “emerging market” company for the purposes of index selection. Ultimately, selection is at the discretion of the index manager.

The primary universe for issues is the DJW Global Index. Any issue external to the DJW Global Index universe must trade in a country within the DJW Global Index universe of countries. Management prefers ADR and GDR issues whenever possible. When such issues are not available, management shall prefer issues whose primary regulator is subject to a memorandum of understanding with the U.S. Securities and Exchange Commission.

Criteria For Inclusion

To be included in an Underlying Index, index components must meet the following criteria each Determination Date:

  Market capitalization is at least $ 150 million.
  A minimum Average Daily Traded Volume (ADTV) of at least $1,000,000 for the prior three months.
  Traded on a major exchange.

Dow Jones Indexes may at any time and from time to time change the number of issues comprising an Underlying Index by adding or deleting one or more components or sectors, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if, in the discretion of Dow Jones Indexes, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

Calculation Methodology

The Dow Jones Emerging Markets Composite Titans Index is calculated using a modified market capitalization weighting methodology. Component securities are initially selected by market capitalization within their respective sector. Each sector is assigned an aggregate weight within the index. Sector weightings are initially determined by Dow Jones Indexes and are reviewed every twelve months in conjunction with the scheduled annual review of the composite index. Within each sector, the component weightings cannot exceed ten percent (10%) at initial investment.

Annual Updates to the Index

The component weights will be determined and announced at the close of trading two days prior to the Rebalance Date. Each Underlying Index’s components are determined five days prior to the Rebalance Date.

Maintenance of the Index

In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. Dow Jones Indexes may substitute components or change the number of issues included in the index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations. In the event of component or share weight changes to an Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalization, or other corporate actions affecting a component of the

Underlying Index; the Underlying Index divisor may be adjusted to ensure that there are no changes to the Underlying Index level as a result of non-market forces.

Dissemination of Index Information

Whenever practical, Dow Jones Indexes will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such changes effective -- either via www.djindexes.com, via broadcast email, or press release.

PORTFOLIO HOLDINGS INFORMATION

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at [TO BE FILED IN PRE-EFFECTIVE AMENDMENT].

OTHER SERVICE PROVIDERS

Foreside Fund Services, LLC (“FFS”), located at Two Portland Square, Portland, Maine 04101, serves as the Funds’ distributor.

[Fund Adminstrator, Fund Accountant, Custodian and Index Receipt Agent], located at [TO BE FILED IN PRE-EFFECTIVE AMENDMENT], serves as the Funds’ administrator, custodian and index receipt agent.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the FFS, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of FFS, provides a Principal Financial Officer to the Funds. FFS, FCS and FMS are not affiliated with the investment adviser or sub-adviser or with [Fund Administrator, Fund Account, Custodian and Index Receipt Agent] or its affiliates.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

[Firm], [address], serves as independent registered public accounting firm of the Trust. [ ] audits the Funds' financial statements and performs other related audit services.

If you want more information about the Funds,thefollowing documents are available free uponrequest:

Annual/Semi-Annual Reports

Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. As of the date of this prospectus, annual and semiannual reports are not yet available because the Funds have not commenced operations.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considereda part of this prospectus).

You may obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contactingthe Funds directlyat  [            ]. The SAI and shareholder reports will also be available onthe Funds’ website,  [     ].com.

You may review and copyinformationabout the Funds, including shareholder reports and the SAI,at the Public Reference Room ofthe Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports andother information about the Funds:

  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or
  Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global Shares Trust

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

Prospectus

November [ ], 2008

EGA Emerging Global Shares Trust
Investment Company Act File No. [ ]

24

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

EGA Emerging Global Shares Trust

Preliminary Statement of Additional Information

November [ ], 2008

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in twelve separate and distinct series, representing separate portfolios of investments (each individually referred to as a “Fund,” and collectively referred to as the “Funds”). Each Fund has its own investment objective. The eleven Funds are:

     Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund
Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund
 Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund

Emerging Global Advisors, LLC (“EGA”) serves as the investment adviser to each Fund. Foreside Fund Services, LLC (the “Distributor”) services as principal underwriter for each Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated November [ ], 2008. A copy of the Prospectus may be obtained by calling the Trust directly at [TO BE FILED IN PRE-EFFECTIVE AMENDMENT]. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of twelve separate non-diversified series, representing separate portfolios of investments: Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund, Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund, Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund and Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund.

The Funds are exchange traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance. Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs. IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (v) adding the current value of equity securities, the Estimated Cash, the marked to market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (vi) dividing that value by the total Shares outstanding to obtain current IIV.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. Dollar -denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of Emerging Markets companies. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging markets countries will have an adverse affect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or political conditions. Brokerage commissions and other fees generally are higher for foreign securities. The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Risks Related to Emerging Markets Investments

Each Fund will, to a great extent, be investing in securities issued by emerging markets issuers. In general, the risks related to investments in foreign securities discussed above are even greater for investments in emerging markets securities, and emerging markets present additional risks as well. These risks could affect the economies, industries, securities and currency markets of emerging markets countries, and thus the value of a Fund’s NAV. These factors are extremely difficult, if not impossible, to predict and take into account with respect to a Fund’s investments.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging markets countries may be subject to other significant risks, including:

  emerging markets countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.
  Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging markets country; or capital and currency controls.
  The small current size of the markets for emerging markets securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.
  Foreign taxation.
  The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.
  The absence, until recently in many developing countries, of a capital market structure or market- oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.
  The possibility that recent favorable economic developments in some emerging markets countries may be slowed or reversed by unanticipated political or social events in those countries.
  The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy. Economies of emerging markets countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging markets countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging markets countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

Each Fund may invest in securities of small and medium capitalization companies. To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies. Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to investments that, in combination, have economic characteristics similar to equity securities contained in the underlying index and/or financial instruments with similar economic characteristics. For purposes of each such investment policy, “assets” includes a Fund’s net assets. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board of Trustees of the Trust (the “Board”) has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Tracking and Correlation

While the Funds do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) less than all of the securities in the benchmark index being held by a Fund and securities not included in the benchmark index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; and (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(i)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(ii)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(iii)	Make loans if, as a result, more than 33S% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(iv)	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(v)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.

(vi)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(vii)	Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below. Unless otherwise noted, the address of each Trustee and officer of the Trust is 171 East Ridgewood Ave, Ridgewood, NJ 07450.

[TO BE FILED IN PRE-EFFECTIVE AMENDMENT:]
Independent Trustees
		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Interested Trustees

		Term of		Number of
		Office(1)		Portfolios
		and		in Fund	Other
	Position(s)	Length of	Principal	Complex(2)	Directorships
	Held with	Time	Occupation(s) During	Overseen	Held by
Name and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Robert C. Holderith(3)	Trustee,	Since	Emerging Global	11	None
Age: 48	President	2008	Advisors, LLC,
	and		Managing Member and
	Treasurer		Chief Executive
			Officer, since
			September 2008;
			ProFund Advisors,
			Managing Director,
			Institutional Sales &
			Investment Analytics,
			June 2006 to August
			2008; UBS Financial
			Services, Inc.,
			Directors, January 2000
			to May 2006.

James J. Valenti(3)	Trustee and	Since	Emerging Global	11	None
Age: 61	Secretary	2008	Advisors, LLC,
			Member and Chief
			Operating Officer,
			since September 2008;
			Private Investor and
			Independent
			Consultant, June 2007
			to September 2008;
			Senior Loan
			Consultant, Bridgepoint
			Mortgage Company,
			June 2006 to June
			2007; Mercedes Benz,
			North America, Sales
			Representative,
			November 2000 to June
			2006.

(1)	Each Trustee holds office for an indefinite term.

(2)	The “Fund Complex” consists of the Trust, which consists of twelve Funds.

(3)	Mr. Holderith and Mr. Valenti are considered to be “interested persons” of the Trust as defined in the 1940 Act, due to their relationship with EGA, the Funds’ sub-adviser.

Officers

The officers of the Trust not named above are: [TO BE FILED IN PRE-EFFECTIVE AMENDMENT:]

Term of
Office(1)
	Position(s)	and Length
Name and	Held with	of Time
Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

[ ]	[ ]	[ ]	[ ]

[ ]	[ ]	[ ]	[ ]

[ ]	[ ]	[ ]	[ ]

(1) Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of December 31, 2008, the Independent Trustees did not own any securities issued by EGA, [Sub-Adviser], the Distributor, or any company controlling, controlled by, or under common control with EGA, [Sub-Adviser] or the Distributor. As of December 31, 2008, none of the Trust’s Trustees or officers owned outstanding Shares of any of the Funds.

Trustees’ Compensation
			Pension or	Total
		Annual	Retirement	Compensation
		Aggregate	Benefits Accrued	From the Trust and
		Compensation	As Part of Fund	Fund Complex
	Name	From the Trust*	Expenses*	Paid to Trustees*
Independent Trustees
[	]	$2,000	None	$2,000
[	]	$2,000	None	$2,000
[	]	$2,000	None	$2,000
[	]	$2,000	None	$2,000
[	]	$2,000	None	$2,000

Interested Trustees
Robert C. Holderith, Trustee		None	None	None
James J. Valenti, Trustee		None	None	None

* These figures represent estimates for the Trust’s current fiscal year, which will end on December 31.

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with EGA a $2,000 annual retainer fee. The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

Board Committees

Audit Committee. The Audit Committee is composed of all of the Independent Trustees. [ ] is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met [ ] during the period ended December 31, 2008.

Nominating Committee. The Nominating Committee is composed of all of the Independent Trustees. [ ] is the Chairman of the Nominating Committee. The Nominating Committee has the responsibility, among other things, to: (i) make recommendations and consider shareholder recommendations for nominations for Board members; and (ii) periodically review independent Board member compensation. The Nominating Committee met [ ] during the period ended December 31, 2008.

While the Nominating Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended by Fund shareholders. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o EGA Global Advisors, LLC, 171 East Ridgewood Ave, Ridgewood, NJ 07450. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee.

Control Persons and Principal Holders of Securities

As of the date of this SAI, the Funds had not commenced operations and the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

Although the Trust does not have information concerning the beneficial ownership of Shares held in the names of Depository Trust Company (“DTC”) participants, as of [ ], the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund that was operational as of that date is set forth in the table below: [TO BE UPDATED IN FUTURE AMENDMENT:]

Fund Name	Percentage of
Ownership

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund                                                   [    ] %
                   [      ]

Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund                                         [    ] %
                   [      ]

Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund                                        [    ] %
                   [      ]

Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund                                       [    ] %
                   [      ]

Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund                                   [    ] %
                   [      ]

Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund	[ ]%
[ ]

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	[ ]%
[ ]

Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	[ ]%
[ ]

Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	[ ]%
[ ]

Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	[ ]%
[ ]

Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund	[ ]%
[ ]

Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	[ ]%
[ ]

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control the Fund under the provisions of the 1940 Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

EGA, a Delaware limited liability company located at 61 South Paramus Road, Mack Center IV, Paramus, NJ 07652, serves as the investment adviser to the Funds. Robert C. Holderith is the majority owner, Chief Executive Officer and Managing Member of EGA. EGA will be registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

EGA provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated [ ], between the Trust and EGA (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Trust employs EGA generally to manage the investment and reinvestment of the assets of the Funds and to facilitate the appropriate trading, rebalancing of the portfolios and provision of cash management services to the Funds. Pursuant to the Advisory Agreement, each Fund pays EGA a fee for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management. The table below provides the total advisory fee payable by each Fund:

Fund	Advisory Fee

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Basic Materials Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Basic Resources Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Consumer Goods Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Consumer Services Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Oil and Gas Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Health Care Titans Index Fund	0.85%

Fund	Advisory Fee

Emerging Global Shares Dow Jones Emerging Markets Industrials Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Technology Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Telecommunications Titans Index Fund	0.85%
Emerging Global Shares Dow Jones Emerging Markets Utilities Titans Index Fund	0.85%

Sub-Adviser

[TO BE FILED IN PRE-EFFECTIVE AMENDMENT]

Portfolio Managers

Compensation of Portfolio Managers and Other Accounts Managed.

[TO BE FILED IN PRE-EFFECTIVE AMENDMENT]

Description of Material Conflicts of Interest.

[TO BE FILED IN PRE-EFFECTIVE AMENDMENT]

Portfolio Managers’ Ownership of Shares of the Funds. As of December 31, 2008, none of the portfolio managers owned Shares of the Funds.

Administrator, Index Receipt Agent, and Fund Accounting Agent

[Fund Administrator], acts as Administrator to the Funds pursuant to an administration agreement dated [ ]. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The Funds have not commenced operations as of the date of this SAI and have not made any payments to the Administrator under this agreement.

Custodian

[Custodian] (the “Custodian”) acts as custodian to the Funds pursuant to a Custody Agreement. The Custodian is located at [TO BE FILED IN PRE-EFFECTIVE AMENDMENT]. Under the Custody Agreement with the Trust, the Custodian maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. The Custodian is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, the Custodian receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust. As of the date of this SAI, the Funds have not paid any custody fees.

Distributor

The Distributor, located at Two Portland Square, Portland, Maine 04101, is the principal underwriter of the Funds’ Shares and distributes Fund Shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.” The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, located at Two Portland Square, Portland, Maine 04101, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, located at Two Portland Square, Portland, Maine 04101, provides a Principal Financial Officer to the Trust under a PFO/Treasurer Agreement. As compensation for the foregoing services, FCS and FMS receive certain out of pocket costs, fixed and asset-based fees, which are accrued daily and paid monthly by the Funds.

Independent Registered Public Accounting Firm

[TO BE FILED IN PRE-EFFECTIVE AMENDMENT:][Independent Accounting Firm], [ADDRESS], the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by EGA or the Administrator. Fund expenses include: the investment advisory fee; management services fee; administrative fees, index receipt agent fees, transfer agency fees and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Shares in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose distribution fees.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the

Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, EGA effects transactions with those brokers and dealers that they believe provide the most favorable prices and are capable of providing efficient executions. EGA does not currently participate in soft dollar transactions with respect to the Funds.

EGA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by EGA are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by EGA. In some cases, this procedure could have a detrimental effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to [Sub-Adviser] the responsibility to vote proxies with respect to the portfolio securities held by the Funds. [Sub-Adviser] has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. Information on how [Sub-Adviser] voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended December 31 may be obtained (i) without charge, upon request, through the Funds’ website at www.[ ].com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website. Proxy voting policies for [Sub-Adviser] are included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a joint Code of Ethics for the Trust and EGA and approved Codes of Ethics adopted by [Sub-Adviser] and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided. The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, EGA, [Sub-Adviser] or the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

The DTC acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit as of each Fund’s inception were $50,000 and $2,500,000, respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Shares in Creation Units” below. The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the NYSE is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (“Authorized Participant”). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Portfolio Deposit

The consideration for purchase of a Creation Unit of Shares of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) constituting a representation of the Underlying Index for the Fund, the Balancing Amount, and the appropriate transaction fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

The Index Receipt Agent makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Fund until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by Dow Jones Indexes with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to Dow Jones Indexes on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor. A purchase order must be received by the Distributor at 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. Purchases (and redemptions) of Creation Units of a Fund settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount together with the applicable Transaction Fee.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Dow Jones Indexes and EGA has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (d) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or EGA, have an adverse effect on the Trust or the rights of beneficial owners; (e) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit, exceeds a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to the relevant cut-off time for the Fund on the Transmittal Date; or (f) in the event that circumstances outside the control of the Trust, the Distributor and EGA make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities

With respect to each Fund, EGA makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by EGA through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”). All other procedures set forth in the Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

Redemptions in Cash

If it is not possible to effect deliveries of the Fund Securities, a Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus. Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

Purchasers of Creation Units for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table in the Prospectus. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

TAXES

Taxation of the Funds

Each Fund a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify for taxation as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of June 30 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., July 1).

Investment in Complex Securities. The Funds may invest in complex securities (e.g., futures, options, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and defer a Fund’s ability to recognize a loss. In turn, these rules could affect the amount, timing, or character of the income distributed to you by a Fund. For example:

     Investment in Futures and Option Contracts. A Fund is permitted to invest in certain options and futures contracts. If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles. A Fund’s investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Securities Lending Transactions. A Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Investment in taxable mortgage pools (excess inclusion income). The Funds may invest in U.S. real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Funds do not intend to invest in U.S.-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

Taxation of Shareholders

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional Shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales of securities in anticipation of their removal from a Fund’s corresponding index or by reason of the application of certain tax rules such as those described above under the heading, “Investment in Futures and Option Contracts.” Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund Shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Cost Basis Reporting. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be designated as qualified dividend income eligible for taxation by individuals at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on a Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund Shares, include the day you sold your Shares but not the day you acquired these Shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund. Exemptions from this U.S.

withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Other Dividends. Income dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Effectively Connected Income. If you hold your Fund Shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S.-REITs. The sale of a U.S. real property interest (USRPI) by a U.S.-REIT in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as a Fund, from a U.S.-REIT (other than one that is domestically controlled) as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, more than 50% of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

  You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.
  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
  In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to a Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a U.S.- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents,unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund Shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of Shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United Statesand the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

This discussion of “TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Tax Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

[TO BE FILED IN PRE-EFFECTIVE AMENDMENT:] Set forth below for each Fund are the Statement of Assets and Liabilities as of [ ], 2008, and the Report of Independent Registered Public Accounting Firm, dated [ ].

APPENDIX A

The Trust has delegated to [Sub-Adviser] the authority and responsibility for voting proxies on the portfolio securities held by each Fund. [Sub-Adviser] understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

[PROXY VOTING POLICY TO BE FILED IN PRE-EFFECTIVE AMENDMENT]

A-1

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 23. Exhibits. The following exhibits are attached, except as noted:

(a)	Articles of Incorporation.

	(1)	Agreement and Declaration of Trust (September 12, 2008) attached as Exhibit No. EX-99.a.1.

	(2)	Certificate of Trust (September 12, 2008) attached as Exhibit No. EX-9.a.2.

(b)	By-Laws. By-Laws (September 12, 2008) attached as Exhibit No. EX-99.b.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III and V of the Agreement and Declaration (September 12, 2008) attached as Exhibit No. EX-99.a.1.

	(2)	By-Laws. Article II of the By-Laws (September 12, 2008) attached as Exhibit No. EX-99.b.

(d)	Investment Advisory Contracts.

	(1)	Form of Investment Advisory Agreement between the Registrant and Emerging Global Advisors, LLC attached as Exhibit No. EX-99.d.1.

(e)	Underwriting Contracts.

	(1)	Distribution Agreement to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Custody Agreement to be filed by amendment.

(h)	Other Material Contracts.

	(1)	Transfer Agency and Services Agreement to be filed by amendment.

	(2)	Fund Administration and Accounting Agreement to be filed by amendment.

(i)	Legal Opinion. Opinion and Consent of Counsel to be filed by amendment.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. To be filed by amendment.

(m)	Rule 12b-1 Plan.

(1) Plan under Rule 12b-1 to be filed by amendment.

(n)	Rule 18f-3 Plan. Not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(1) Code of Ethics for Registrant to be filed by amendment.

(2) Code of Ethics for Emerging Global Advisors, LLC to be filed by amendment.

(3) Code of Ethics for Custodian to be filed by amendment.

(4) Code of Ethics for Principal Underwriter to be filed by amendment.

(p)	Powers of Attorney. To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VII of the Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"),
no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA
Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Agreement and Declaration of Trust effective September 12, 2008, as filed herewith;

(b)	Investment Advisory Agreement between the Registrant and Emerging Global Advisors, LLC as provided for in Section 7 of the Agreement, as filed herewith;

(c)	Distribution Agreement, as provided for in Section __ of the Agreement, to be filed by amendment;

(d)	Custody Agreement, as provided for in Section __ of the Agreement, to be filed by amendment;

(e)	Fund Administration and Accounting Agreement, as provided for in Section __ of the Agreement, to be filed by amendment; and

(f)	Transfer Agency and Services Agreement, as provided for in Section __ of the Agreement, to be filed by amendment.

Item 26. Business and Other Connections of Investment Adviser.

EGA Global Advisors, LLC serves as investment manager to the Registrant. Robert C. Holderith is the majority owner, Chief Executive Officer, and Managing Member of EGA Global Advisors, LLC.

The following persons serving as officers or members of EGA Global Advisors, LLC have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of EGA Global Advisors, LLC is 171 East Ridgewood Avenue, Ridgewood, New Jersey 07450.

Name and	Positions and	Positions and Offices	Other
Principal	Offices with EGA	with Registrant	Positions
Business Address	Global Advisors,		and Offices
	LLC		Held

Robert C. Holderith	Chief Executive	President, Treasurer,	None
	Officer, Managing	and Trustee
Member, and Chief
Compliance Officer

James J. Valenti	Chief Operating	Secretary and Trustee	None
Officer and Member

Richard C. Kang	Chief Investment	None	None
Officer

Item 27. Principal Underwriters.

[Item 27 to Be Completed By Amendment]

(a)	To be completed by amendment.

(b)	To be completed by amendment.

(c)	Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940
and the rules under that section are maintained at 171 East Ridgewood Avenue, Ridgewood, New Jersey 07450.

Item 29.	Management Services. None.

Item 30.	Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such
Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of November, 2008.

EGA EMERGING GLOBAL SHARES

By: /s/ Robert C. Holderith Robert C. Holderith President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith
Robert C. Holderith	President/Treasurer/Trustee	November 24, 2008

/s/ James J. Valenti
James J. Valenti	Secretary/Trustee	November 24, 2008

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

Exhibit No.	Exhibit

EX-99.a.1	Agreement and Declaration of Trust (September 12, 2008)
EX-99.a.2	Certificate of Trust (September 12, 2008)
EX-99.b	By-Laws (September 12, 2008)
EX-99.d.1	Form of Investment Advisory Agreement between Registrant and Emerging Global Advisors, LLC